Related parties	12 Months Ended
Dec. 31, 2017
Related parties
Related parties

30.        Related parties

The Company’s related parties are predominantly subsidiaries, joint ventures, associates and key management personnel of the Company. Transactions between the parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note. Details of material non-consolidated entities are disclosed in note 15.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, observing the price and usual market conditions, therefore these transactions are under terms that are no less favorable to the Company than those arranged with third parties.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relates largely to amounts charged by joint ventures and associates related to the pelletizing plants lease and railway transportation services.

Information about related party transactions and effects on the financial statements is set out below:

a)Transactions with related parties

	Year ended December 31
	2017			2016			2015
	Joint Ventures	Associates	Total	Joint Ventures	Associates	Total	Joint Ventures	Associates	Total
Net operating revenue	399	337	736	166	346	512	139	353	492
Cost and operating expenses	(1,943)	(29)	(1,972)	(916)	(50)	(966)	(815)	(83)	(898)
Financial result	118	(14)	104	(29)	(20)	(49)	—	8	8

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads.

Cost and operating expenses mostly relates to the operational leases of the pelletizing plants. Further information in relation to these operational leases is disclosed in note 31.

b)Outstanding balances with related parties

	December 31, 2017			December 31, 2016
	Joint Ventures	Associates	Total	Joint Ventures	Associates	Total
Assets
Accounts receivable	73	38	111	69	35	104
Dividends receivable	112	14	126	53	20	73
Loans to related parties	4,526	—	4,526	—	—	—
Other assets	17	—	17	—	—	—

Liabilities
Supplier and contractors	192	20	212	95	11	106
Loans from related parties	—	1,245	1,245	—	440	440
Other liabilities	612	—	612	359	—	359

In 2017, the loans from/to related parties mainly arose in connection with the transaction of Nacala’s corridor business (further information in relation to this transaction is disclosed in note 15). Loans to related parties corresponds to the loan of US$4,526 to Nacala BV, which carries interest at 7.44% p.a. The loan from related parties mainly relates to the loan from Pangea Emirates Ltd. in the amount of US$1,166, which carries interest at 6.54% p.a.

c)The key management personnel remuneration is as follows:

	Year ended December 31
	2017	2016	2015
Short-term benefits
Wages or pro-labor	9	8	8
Direct and indirect benefits	10	4	6
Profit sharing program (“PLR”)	10	—	8

	29	12	22
Long-term benefits
Shares based	16	1	1

Severance	7	5	6

	52	18	29